FEDERATED WORLD INVESTMENT SERIES, INC.
                       (formerly, World Investment Series, Inc.)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 March 31, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

      RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the "Registrant") (formerly, World Investment Series, Inc.)
            Federated Asia Pacific Growth Fund Federated Emerging Markets Fund Federated European Growth Fund Federated Global Equity Income Fund Federated Global Financial Services Fund Federated International Growth Fund Federated International High Income Fund Federated International Small Company Fund Federated World Utility Fund Class A Shares, Class B Shares and Class C Shares
                  (collectively, the "Funds")
           1933 Act File No. 33-52149
           1940 ACT FILE NO. 811-7141
           ------------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectuses and statements of additional information of the above-named Funds dated March 31, 2000, that would have been filed under Rule 497(c), do not differ from the form of prospectuses and statements of additional information of the above-named Funds contained in the most recent registration statement for the Registrant. This registration statement was electronically filed Rule 485(b) as Post-effective amendment No. 20 on March 30, 2000.

      If you have any questions regarding this certification, please contact Heather Aland at (412) 288-1097.

                                          Very truly yours,



                                          /s/ James O. Perry
                                          James O. Perry
                                          Assistant Secretary